1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Debt Investments Structured
Finance – Debt Investments
Apex Credit CLO 2019 Ltd.
CLO secured notes – Class FRR(3)(17), 14.13% (SOFR + 10.45%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
due July 18, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/31/2024$ 2,775,000  $2,369,478  $1,186,868
BlueMountain CLO 2015-4 Ltd.
CLO secured notes – Class ER(3)(17), 9.89% (SOFR + 6.21%, due
April 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/19/2022837,000816,536731,873
BlueMountain CLO 2018-1 Ltd.
CLO secured notes – Class F(3)(6)(17), 12.14% (SOFR + 8.47%, due
July 30, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/18/20199,033,4567,992,601271,004
BlueMountain Fuji US CLO II Ltd.
CLO secured notes – Class D(3)(17), 10.09% (SOFR + 6.41%, due
October 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/09/20224,750,0004,210,2373,217,175
Highbridge Loan Management 5-2015, Ltd.
CLO secured notes – Class FRR(3)(17), 11.93% (SOFR + 8.26%, due
October 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/03/20214,375,0004,034,217443,188
Highbridge Loan Management 2013-2, Ltd.
CLO secured notes – Class ER(3)(20), 0.00% (0.00%, due October 20,
2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/20/20221,270,2841,067,671156,626
Nassau 2017-II Ltd.
CLO secured notes – Class E(3)(10)(20), 0.00% (0.00%, due January 15,
2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/07/20223,087,5592,837,24883,364
Octagon Investment Partners 36, Ltd.
CLO secured notes – Class F(3)(17), 11.68% (SOFR + 8.01%, due
April 15, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/08/20231,600,0001,168,984461,440
OZLM IX, Ltd.
CLO secured notes – Class ERR(3)(10)(17), 12.28% (SOFR + 8.60%, due October 20, 2031). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/16/20231,127,746856,006—
Sound Point CLO V-R, Ltd.
CLO secured notes – Class F(3)(6)(17), 12.04% (SOFR + 8.36%, due

July 18, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	05/25/2022	1,615,653	1,346,572	162
Total Structured Finance – Debt Investments . . . . . . . . . . . . . . . . . .			$26,699,550	$6,551,700	0.62%
Total Collateralized Loan Obligation – Debt Investments . . . . . . . .			$26,699,550	$6,551,700	0.62%
Collateralized Loan Obligation – Equity Investments
Structured Finance – Equity Investments
522 Funding CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.77%, maturity
April 15, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/03/202329,800,00011,224,3911,290,340
AGL CLO 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.47%, maturity
July 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/28/202537,157,50037,284,07225,638,675
AIMCO CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.78%, maturity
July 22, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/09/202532,857,70020,212,05416,428,850
(Continued on next page)

2
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
AIMCO CLO 26, Ltd.
CLO preferred shares(4)(7)(16), (Estimated yield 16.73%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
March 19, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/26/2024$ 4,450,000  $4,450,000  $4,450,000
AIG CLO 2018-1, LLC
CLO subordinated notes(5)(7), (Estimated yield 8.92%, maturity
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/25/202320,518,40012,970,1066,155,520
Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.72%, maturity
July 21, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/25/202513,147,0006,684,2414,864,390
Allegro CLO XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.04%, maturity
July 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/202515,623,2207,587,5575,468,127
ALM VII(R), Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 15, 2036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/05/202428,480,0003,799,2161,663,232
AMMC CLO 25, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.03%, maturity
October 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/27/202222,569,10015,049,07811,623,087
Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
April 13, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/13/202012,150,000497,41067,632
Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity January 28, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/20/20199,000,000511,01518,900
Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/16/201927,316,000740,8246,007
Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.97%, maturity
February 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/04/202140,911,00024,640,30113,500,630
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
April 25, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/14/201812,420,0002,100,0121,242
Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
July 18, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/13/201917,500,00010,118,6431,799,918
Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.66%, maturity
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/27/20204,500,0002,018,033315,000
Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 17.09%, maturity
January 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/24/202214,986,1005,841,6184,345,969
(Continued on next page)

3
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Apidos CLO XX
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity July 16, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/19/2025$ 16,400,000  $—  $533,000
Apidos CLO XXIII
CLO subordinated notes(5)(7)(10), (Estimated yield 13.07%, maturity
April 15, 2033) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/01/20225,000,0001,017,283205,000
Apidos CLO LI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.32%, maturity
January 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/18/202416,000,00013,625,2259,974,400
Ares CLO Warehouse 2025-1 Ltd.
Subordinated warehouse notes(4)(7)(16), (Estimated yield 21.00%, maturity July 10, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/12/20259,345,0009,345,0009,345,000
Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.87%, maturity
October 28, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/06/201927,871,69011,393,0594,349,265
Ares XXXVR CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
July 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/13/20227,000,000—9,100
Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
October 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/12/201933,500,000650,391190,950
Ares XL CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 15, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/30/201741,274,000—37,147
Ares XLII CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 22, 2028) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/23/202121,910,0002,641,390201,572
Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.05%, maturity
April 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/15/2023111,500,00029,482,67111,083,710
Ares XLVI CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/20226,400,000164,24816,640
Ares XLIX CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.92%, maturity
October 22, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/19/202216,650,0004,418,9151,831,500
Ares LVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.61%, maturity
October 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/22/202238,207,70018,173,24411,187,466
Ares LXI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.19%, maturity
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/25/202113,000,0008,294,4072,240,876
(Continued on next page)

4
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Ares LXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.36%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/31/2022$ 26,046,000  $19,351,504  $15,039,163
Ares Loan Funding II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.64%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/06/20257,101,6755,746,5234,217,847
Ares Loan Funding VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.70%, maturity
October 22, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/202430,000,00022,301,02712,883,212
Ares Loan Funding VIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.88%, maturity
January 24, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/19/202456,782,00042,992,76130,742,150
Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.30%, maturity
March 31, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/03/202513,750,00010,473,0568,059,909
Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.59%, maturity
October 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/20/20216,000,0003,110,969660,000
Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
January 18, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/21/20226,000,0003,093,768960,000
Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 2.87%, maturity
July 16, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/17/201923,394,73711,247,0574,445,000
Barings CLO Ltd. 2019-III
CLO subordinated notes(5)(7), (Estimated yield 12.87%, maturity
January 20, 2036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/28/202530,726,50213,609,6189,297,840
BBAM US CLO I, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.14%, maturity
March 30, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/16/202518,500,00012,955,3128,743,785
BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
April 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/22/20209,644,7001,246,19713,503
BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
November 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/18/20209,897,5002,446,12849,488
BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
July 30, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/14/20209,000,00056,725900
BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
October 25, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/11/202023,825,0002,092,04459,563
(Continued on next page)

5
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.84%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
April 19, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/16/2024$ 18,194,883  $9,683,007  $4,548,721
BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.24%, maturity
April 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/23/202210,700,0008,036,3743,210,000
BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
October 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/13/202027,980,0007,390,10269,950
Brant Point CLO 2024-3, Ltd. (formerly known as Sound Point
CLO 38, Ltd.)
CLO subordinated notes(5)(7)(11), (Estimated yield 20.46%, maturity
January 20, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/29/20255,750,0004,196,4003,478,750
Brant Point CLO 2024-5, Ltd. (formerly known as Sound Point
CLO 40, Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 12.30%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/06/202428,635,00024,944,16717,753,700
Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
July 15, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/27/20197,134,333852,76247,087
Carlyle Global Market Strategies CLO 2016-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 41.99%, maturity
July 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/10/202535,445,6145,793,3742,835,649
Carlyle US CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.72%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/04/202328,783,40415,657,2599,878,464
Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.95%, maturity
January 25, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/21/202014,558,3338,704,7453,785,167
Carlyle US CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.11%, maturity
April 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/13/20261,670,000806,820768,200
Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.97%, maturity
October 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/24/202152,839,50033,489,75917,965,430
Carlyle US CLO 2021-11, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.45%, maturity
July 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/11/202435,949,20017,289,7519,706,284
Carlyle US CLO 2022-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.13%, maturity
April 20, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/26/202419,370,00015,301,4099,973,613
(Continued on next page)

6
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Carlyle US CLO 2024-6, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.49%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
October 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/10/2024$ 48,222,222  $39,079,870  $25,075,555
Carlyle US CLO 2025-E, Ltd.
Subordinated warehouse notes(4)(7)(16), (Estimated yield 19.05%, maturity May 20, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/20255,000,0005,000,0005,000,000
Carlyle US CLO 2025-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.27%, maturity
July 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/202554,824,00044,251,45331,249,680
CBAMR 2017-1, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.97%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/07/20266,500,0001,613,9861,462,500
CBAM 2019-10, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
April 20, 2032) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/30/202415,000,000187,939267,000
CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.05%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/24/202237,085,30016,536,1316,675,354
CBAMR 2021-15, LLC
CLO subordinated notes(5)(7)(11), (Estimated yield 14.51%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/07/202528,883,68712,668,8318,087,432
Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.41%, maturity
January 23, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/10/202247,440,00021,461,14011,860,000
Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.18%, maturity
January 17, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/28/202259,507,50025,443,56616,662,100
Cedar Funding X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.26%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/16/202418,000,00011,537,6206,359,400
Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.22%, maturity
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/23/202232,008,57522,585,13813,763,687
Cedar Funding XIV CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 8.55%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/10/202421,540,00011,720,9576,031,200
Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.72%, maturity
January 20, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/16/202234,235,00024,535,50114,378,700
CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 17.05%, maturity
March 31, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/06/201824,208,50013,714,99310,651,740
(Continued on next page)

7
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
CIFC Funding 2025-VIII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 15.11%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 24, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/06/2025$ 41,207,000  $40,981,435  $35,438,020
Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
November 07, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/14/202240,000,0009,083,733252,000
Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/10/202122,000,000982,0852,200
Croton Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.61%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/28/202439,573,00033,422,04317,807,850
Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
July 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/23/202113,100,0002,050,128210,910
Dryden 75 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.76%, maturity
April 14, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/17/202230,000,0009,515,3844,574,632
Dryden 76 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.83%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/11/202421,989,0008,887,8374,894,274
Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.89%, maturity
April 17, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/25/202319,913,72611,233,6126,571,530
Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 2.02%, maturity
July 17, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/23/202235,350,00019,726,3906,363,000
Dryden 87 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.61%, maturity
August 20, 2038). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/01/202439,886,40020,191,24112,364,784
Dryden 106 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.56%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/18/202232,302,50023,501,62613,600,862
Dryden 108 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.22%, maturity
July 18, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/15/202328,600,00021,495,48312,441,000
Dryden 109 CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.76%, maturity
April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/05/202621,400,0008,295,7377,390,386
Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 7.09%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/21/202062,021,05227,456,39811,163,789
(Continued on next page)

8
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.96%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/11/2021$ 44,245,037  $20,324,567  $9,291,458
Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.18%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/21/202152,930,90527,615,82213,497,381
Elm CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 49.15%, maturity
April 17, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/13/202437,275,0004,906,3521,491,000
Elmwood CLO 14 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.07%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/24/202332,359,86421,133,86913,752,942
Elmwood CLO 16 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 5.64%, maturity
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/18/202439,850,00024,662,37013,549,000
Elmwood CLO 38 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.97%, maturity
April 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/17/202549,662,00038,496,75429,300,580
Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.47%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/202210,400,0007,991,6794,680,000
Elmwood CLO VI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.20%, maturity
July 18, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/11/202424,327,00015,761,9318,271,180
Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.67%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/24/202332,250,00018,343,31910,642,500
Franklin Park Place CLO I
CLO subordinated notes(5)(7)(11), (Estimated yield 8.28%, maturity
April 14, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/30/202429,915,74314,946,5555,983,149
Gulf Stream Meridian 5 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.84%, maturity
October 15, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/11/202414,423,6847,210,9725,051,224
Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
July 18, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/19/202025,500,0004,757,4462,550
Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
October 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/03/202123,125,000615,1802,313
HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 0.50%, maturity
April 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/21/202128,161,44810,686,3532,534,530
(Continued on next page)

9
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7), (Estimated yield 10.84%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 23, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/12/2021$ 32,364,000  $20,854,982  $9,385,560
ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
July 22, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/24/202217,950,000652,67075,390
Kennedy Lewis CLO 5, Ltd. (formerly known as York
CLO-5 Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 5.36%, maturity
July 22, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/20/202132,625,00013,452,6755,546,250
Kennedy Lewis CLO 6, Ltd. (formerly known as York
CLO-6 Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 6.53%, maturity
October 22, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/16/202420,700,00015,232,8897,866,000
Kennedy Lewis CLO 11, Ltd. (formerly known as Generate
CLO 11 Ltd.)
CLO subordinated notes(5)(7)(11), (Estimated yield 8.01%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/03/202515,211,00012,915,9045,932,290
Kings Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 8.09%, maturity
January 21, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/07/202146,879,25033,818,19713,594,983
Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.95%, maturity
April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/07/202555,824,33342,238,18729,028,653
LCM 35 Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity
October 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/28/202128,000,00013,706,4781,233,402
LCM 40 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.83%, maturity
January 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/20/202317,000,0009,510,0605,307,328
Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
July 23, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/21/202219,000,000—60,800
Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 19, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/17/201921,500,000123,559163,400
Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
October 15, 2032) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/26/20227,000,0001,759,437212,800
Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%, maturity
October 20, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/28/20193,568,7501,292,070321,188
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
April 22, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/08/2015$ 39,075,000  $—  $113,318
Magnetite XLV, Limited
CLO subordinated notes(5)(7), (Estimated yield 15.23%, maturity
April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/12/202550,550,00043,766,54234,374,000
Magnetite XLVII, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 10.85%, maturity
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/17/202450,484,00046,224,25428,271,040
Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.34%, maturity
November 16, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/17/202415,250,0007,422,3943,507,500
Marble Point CLO XVII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.46%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/09/202317,000,0008,160,7074,930,000
Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.15%, maturity
March 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/202248,185,41928,719,74316,864,897
Marble Point CLO XXIV Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.32%, maturity
April 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/24/202327,190,00015,481,2226,933,450
Mariner CLO 8, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.62%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/08/202312,439,2806,634,4624,291,552
Medalist Partners Corporate Finance CLO VI Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.69%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/20/202328,709,8805,466,3562,178,944
Midocean Credit CLO VI
CLO income notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
April 20, 2033) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/08/201629,700,00012,229,90195,040
Milford Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.33%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/12/202227,960,00017,968,34213,980,000
MP CLO VIII, Ltd.
CLO income notes(5)(7)(19), (Estimated yield 0.00%, maturity
April 28, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/10/202111,000,0003,042,623825,000
Nassau 2017-II Ltd.
CLO income notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/17/201924,400,0008,200,260—
Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
January 28, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/26/20227,800,000——
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.84%, maturity
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
July 22, 2040) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/13/2024$ 89,617,246  $18,694,391  $13,442,587
Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.38%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/02/202144,553,80027,650,72714,257,216
Oaktree CLO 2019-1 Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity
April 22, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/12/20245,000,000—104,500
Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 12.82%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/30/202544,000,00018,649,72111,440,000
Oaktree CLO 2019-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.38%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/21/202442,243,48026,676,74318,164,696
Oaktree CLO 2019-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.28%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/29/202510,000,0006,037,5574,450,000
Oaktree CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.41%,
maturity July 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/01/202432,722,22321,295,40914,070,556
Oaktree CLO 2022-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.03%,
maturity October 15, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/202537,000,00027,209,52719,240,000
OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(11), (Estimated yield 12.55%,
maturity July 26, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/31/202450,925,00022,548,21714,768,250
OCP CLO 2020-18, Ltd.
CLO preference shares(5)(7), (Estimated yield 9.52%,
maturity July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/202246,010,00017,643,88311,042,400
Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity January 22, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/07/201832,055,0004,822,3683,206
Octagon Investment Partners 31, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 20, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/09/202529,325,000—167,153
Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity April 15, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/24/202110,250,0001,553,73725,625
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.26%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity October 20, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/13/2022$ 27,930,029  $7,559,993  $3,491,254
Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity January 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/14/201917,740,0006,514,688887,000
Octagon Investment Partners 41, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity October 15, 2033). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/202417,000,0005,886,5641,131,027
Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.06%,
maturity July 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/202331,965,07812,947,4796,200,306
Octagon Investment Partners 47, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.96%,
maturity January 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/19/202352,689,00025,345,92415,279,810
Octagon Investment Partners 48, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.15%,
maturity January 15, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/25/202214,225,0008,338,5954,963,103
Octagon 52, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 8.85%,
maturity July 23, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/05/202433,926,82922,397,05011,365,488
Octagon 57, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 6.08%,
maturity October 15, 2034). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/13/202131,725,00018,804,6455,128,903
Octagon 60, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.75%,
maturity October 20, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/08/202235,750,00029,579,03618,768,750
Octagon 64, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.74%,
maturity July 21, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/10/2025110,000,00026,770,88312,650,000
Octagon 75, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.30%,
maturity January 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/31/202553,044,00045,637,92229,704,640
OCP CLO 2024-34, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 8.57%,
maturity October 15, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/02/202433,300,00029,199,15117,149,500
OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.45%,
maturity October 15, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/27/202427,035,00023,844,68015,409,950
OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7)(19), (Estimated yield 0.00%,
maturity August 16, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/26/20198,500,0002,490,915586,500
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.22%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity April 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/01/2023$ 24,700,000  $14,181,800  $2,840,500
Onex CLO Subsidiary 2025-F, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.03%,
maturity May 21, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/09/202548,950,00041,828,35930,838,500
OZLM VII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 17, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/29/202021,891,6731,483,57810,946
OZLM IX, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity October 20, 2031). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/24/202213,000,000995,891—
OZLM XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.30%,
maturity October 15, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/10/202431,755,00014,992,3567,621,200
OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.81%,
maturity January 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/07/201535,176,66714,195,4095,980,033
OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.71%,
maturity January 15, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/29/202242,795,00017,898,9919,063,834
Park Blue CLO 2022-II, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.02%,
maturity July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/05/202610,920,0003,352,4833,330,600
Peace Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.90%,
maturity October 20, 2038). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/15/202418,750,00012,871,8895,625,000
Polus US CLO I Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.83%,
maturity October 20, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/12/202510,000,0005,964,4114,400,000
Post CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.89%,
maturity October 16, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/05/202529,282,50012,217,3537,027,800
Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 13.76%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/21/202133,675,70012,133,9245,724,869
Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 15.70%,
maturity July 17, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/09/202531,600,0007,224,4343,160,000
Regatta XIV Funding Ltd.
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity October 25, 2031). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/20/202550,300,000—663,960
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.10%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/18/2021$ 29,740,356  $19,714,242  $12,788,353
Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.07%,
maturity January 15, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/06/202238,823,00027,392,78220,964,420
Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 14.24%,
maturity October 15, 2038). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/04/202134,536,00022,584,99014,332,440
Regatta XXVI Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.59%,
maturity January 25, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/31/202323,022,50020,789,89313,813,500
Regatta XXIX Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.46%,
maturity September 06, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/02/202438,542,64033,333,49720,813,026
Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.42%,
maturity July 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/11/202528,657,35628,830,75519,810,830
Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.77%,
maturity January 18, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/18/202213,600,0003,684,931210,800
Rockford Tower CLO 2019-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.65%,
maturity April 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/13/202310,000,0004,691,4641,200,000
Rockford Tower CLO 2021-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.62%,
maturity July 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/22/202524,500,00010,784,5854,410,000
Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 3.34%,
maturity July 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/06/202238,068,75024,016,4329,136,500
Rockford Tower CLO 2022-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.15%,
maturity July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/09/202321,000,00010,654,5107,560,000
Rockford Tower CLO 2025-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.78%,
maturity March 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/17/202530,616,00025,670,32617,144,960
Rockford Tower CLO 2025-3, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 26.76%, maturity March 31, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/11/202610,500,0006,633,1836,393,450
Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.46%,
maturity July 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/26/202140,650,49823,666,82210,975,634
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.47%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity July 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/20/2023$ 24,180,000  $11,531,645  $6,045,000
Sculptor CLO XXXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.16%,
maturity April 30, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/06/202412,000,0007,800,0165,400,000
Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 7.98%,
maturity July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/01/20245,786,0004,028,2162,256,540
Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 9.56%,
maturity January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/15/20246,579,0004,723,6152,828,970
Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.26%,
maturity April 27, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/24/20258,170,0005,670,7764,085,000
Sculptor CLO XXXVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.83%,
maturity January 15, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/23/202534,400,00027,336,96522,459,760
Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity April 13, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/14/201824,500,0002,354,1562,450
Signal Peak CLO 4, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity October 26, 2034). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/09/202341,187,6858,241,8921,647,507
Signal Peak CLO 5, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.14%,
maturity April 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/20/202433,067,5008,711,1124,629,450
Signal Peak CLO 7, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.04%,
maturity October 20, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/202522,817,0009,271,5105,704,250
Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.52%,
maturity January 21, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/19/202135,217,80823,407,74011,974,055
Signal Peak CLO 10, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.08%,
maturity January 24, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/16/202343,637,00321,560,73517,891,171
Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity July 18, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/04/202144,500,0002,859,6674,450
Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity July 26, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/07/202113,000,0004,520,0421,300
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Sound Point CLO XXIII, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity July 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/09/2024$ 19,202,500  $4,841,669  $902,060
Sound Point CLO XXIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.48%,
maturity April 25, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/09/202321,428,0009,111,3032,142,800
Sound Point CLO XXX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.25%,
maturity July 25, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/03/202321,151,5009,137,8861,903,635
Sound Point CLO XXXIII, Ltd
CLO subordinated notes(5)(7), (Estimated yield 6.51%,
maturity April 25, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/01/202315,733,1767,036,8962,202,645
Symphony CLO XVII, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 15, 2028) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/21/20237,750,000——
TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.69%,
maturity October 24, 2038). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/20245,625,0003,143,8571,631,250
TCW CLO 2022-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.34%,
maturity January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/202428,486,00014,629,1159,400,380
TCW CLO 2025-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.18%,
maturity April 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/18/202526,075,00021,364,01413,819,750
Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity July 17, 2026) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/201314,332,2106,266,4091,433
Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity January 17, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/08/201721,400,0009,166,6402,140
THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 18, 2036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/02/201714,200,0005,987,2772,218,040
THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity January 20, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/02/202225,400,0007,252,7291,412,240
Tralee CLO II, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity July 20, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/06/20186,300,0001,683,974630
Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11)(19), (Estimated yield 0.00%, maturity April 15, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/27/20187,200,000532,119—
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Venture XXI CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity July 15, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/2017$ 30,000,000  $13,459,356  $—
Venture XXV CLO, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity April 20, 2029) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/25/202013,750,0001,606,193—
Venture 37 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity July 15, 2032) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/28/20198,500,0002,430,33921,250
Venture 41 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 12.49%,
maturity January 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/06/202214,000,0006,503,9081,190,000
Venture 42 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity April 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/15/20217,000,0003,284,295385,000
Venture 44 CLO, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity October 20, 2034). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/202124,750,00011,113,1491,237,500
Venture 47 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 7.57%,
maturity April 20, 2036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/14/202313,000,0009,647,2865,525,000
Venture 48 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 1.65%,
maturity October 20, 2036). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/24/202326,848,00019,984,3946,309,280
Verona Park CLO, Ltd.
Subordinated warehouse notes(4)(7)(11)(16), (Estimated yield 18.07%, maturity July 07, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/04/20256,620,5566,620,5566,620,556
Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity October 20, 2031). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/05/201931,810,0005,797,83731,810
Vibrant CLO XIV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 7.87%,
maturity October 20, 2034). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/17/202231,400,00017,949,6487,444,940
Voya CLO 2018-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.95%,
maturity October 15, 2037). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/03/202438,851,80012,125,9487,230,927
Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.48%,
maturity January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/03/202215,220,00010,549,2827,610,000
Voya CLO 2024-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.05%,
maturity July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/12/202442,720,00039,692,17527,981,600
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%,
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
maturity October 20, 2028). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/28/2016$ 11,000,000  $5,194,674  $51,700
Wind River 2018-2 CLO Ltd.
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%, maturity July 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/17/202432,250,000—696,600
Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity July 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/14/202130,700,00015,787,4234,298,000
Wind River 2021-4 CLO Ltd.
CLO subordinated notes(5)(7)(11)(19), (Estimated yield 0.00%, maturity January 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/15/20239,096,7503,657,717272,903
Wind River 2023-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 5.71%,
maturity July 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/13/202342,300,00032,755,10113,747,500
Zais CLO 7, Limited
CLO subordinated notes(5)(7)(19), (Estimated yield 0.00%,
maturity April 15, 2030) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/29/20219,200,0001,764,640920
Zais CLO 9, Limited
CLO subordinated notes(5)(7)(10)(19), (Estimated yield 0.00%,

maturity July 20, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	06/19/2018	12,700,000	4,218,467	29,210
Total Equity Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			$ 2,987,493,820	$ 1,652,763,874	157.05%
Collateralized Loan Obligation Fee Notes – Equity
Investments – Other CLO Equity Related Investments
Structured Finance – Equity Fee Note Investments

AGL CLO 40 Ltd. CLO subordinated fee notes(8)(18), (maturity July 22, 2038) . . . . . . . . . .	03/28/2025	842,810	802,847
AMMC CLO 25, Limited CLO subordinated fee notes(8)(18), (maturity October 15, 2038). . . . . . .	04/27/2022	677,916	963,364
Apidos CLO XVIII-R CLO subordinated fee notes(8)(18), (maturity January 22, 2038) . . . . . . .	11/22/2024	230,274	239,990
Ares LXI CLO Ltd. CLO subordinated fee notes(8)(18), (maturity April 20, 2037) . . . . . . . . .	08/25/2021	232,344	214,687
BlueMountain Fuji US CLO II Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2030). . . . . . .	12/22/2021	—	—
Carlyle Global Market Strategies CLO 2016-3, Ltd. CLO subordinated fee notes(8)(18), (maturity July 20, 2034) . . . . . . . . . .	06/10/2025	139,091	93,947
Carlyle US CLO 2020-1, Ltd. CLO subordinated fee notes(8)(18), (maturity January 20, 2038) . . . . . . .	01/17/2025	175,031	189,781
(Continued on next page)

1
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation Fee Notes – Equity
Investments – Other CLO Equity Related Investments (continued)
Structured Finance – Equity Fee Note Investments (continued)
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS

Carlyle US CLO 2024-6, Ltd. CLO subordinated fee notes(8)(11)(18), (maturity October 25, 2037) . . . . .	10/10/2024	$590,311	$586,603
CBAM 2021-14, Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2038). . . . . . .	09/05/2025	904,201	890,599
Columbia Cent CLO 28 Limited CLO subordinated fee notes(8)(10)(18), (maturity November 07, 2030) . . .	01/14/2022	—	—
Croton Park CLO, Ltd. CLO subordinated M fee notes(8)(18), (maturity October 15, 2037) . . . .	08/28/2024	1,974,332	1,722,854
Franklin Park Place CLO I CLO subordinated fee notes(8)(11)(18), (maturity April 14, 2038) . . . . . . .	05/30/2024	830,372	1,430,641
Highbridge Loan Management 3-2014, Ltd. CLO subordinated fee notes(8)(18), (maturity July 18, 2029) . . . . . . . . . .	04/06/2022	—	—
HPS Loan Management 2021-16, Ltd. CLO subordinated fee notes(8)(18), (maturity January 23, 2035) . . . . . . .	11/12/2021	470,650	212,854
Lakeside Park CLO, Ltd. CLO subordinated M fee notes(8)(11)(18), (maturity April 15, 2038) . . . . .	03/07/2025	2,083,595	1,893,025
LCM 40 Ltd. CLO subordinated fee notes(8)(18), (maturity January 15, 2038) . . . . . . .	04/20/2023	211,195	279,865
Marble Point CLO XVIII Ltd. CLO subordinated fee notes(8)(18), (maturity March 15, 2038) . . . . . . . .	02/21/2025	425,081	437,067
Medalist Partners Corporate Finance CLO VI Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2038). . . . . . .	08/07/2025	1,069,756	951,936
Octagon 57, Ltd. CLO subordinated fee notes(8)(11)(18), (maturity October 15, 2034) . . . . .	10/13/2021	340,287	52,756
Octagon 60, Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2037). . . . . . .	09/08/2022	753,584	802,298
Octagon 75, Ltd. CLO subordinated fee notes(8)(18), (maturity January 22, 2038) . . . . . . .	01/31/2025	738,643	711,516
Point AU Roche Park CLO, Ltd. CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2034). . . . . . .	05/28/2021	80,952	97,121
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2034). . . . . . .	05/28/2021	145,922	159,185
Regatta VI Funding Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2038). . . . . . .	09/12/2025	579,947	546,003
Regatta X Funding Ltd. CLO subordinated R1A fee notes(8)(18), (maturity July 17, 2037). . . . . .	05/09/2025	70,423	133,555
CLO subordinated R2 fee notes(8)(18), (maturity July 17, 2037) . . . . . . .	05/09/2025	633,798	995,385
(Continued on next page)

2
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation Fee Notes – Equity
Investments – Other CLO Equity Related Investments (continued)
Structured Finance – Equity Fee Note Investments (continued)
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS

Regatta 32 Funding Ltd. CLO subordinated fee notes(8)(11)(18), (maturity July 25, 2038) . . . . . . . .	06/11/2025	$869,537	$783,296
Rockland Park CLO, Ltd. CLO subordinated M1 fee notes(8)(18), (maturity July 20, 2038). . . . . . .	04/26/2021	256,911	326,364
CLO subordinated M2 fee notes(8)(18), (maturity July 20, 2038). . . . . . .	04/26/2021	463,944	583,690
Rockford Tower CLO 2021-3, Ltd. CLO subordinated fee notes(8)(18), (maturity October 20, 2034). . . . . . .	09/22/2021	262,603	341,921
Rockford Tower CLO 2022-1, Ltd. CLO subordinated fee notes(8)(18), (maturity July 20, 2035) . . . . . . . . . .	05/06/2022	291,101	164,377
Rockford Tower CLO 2022-3, Ltd. CLO subordinated fee notes(8)(11)(18), (maturity July 20, 2037) . . . . . . . .	07/22/2024	357,301	371,095
Rockford Tower CLO 2025-2, Ltd. CLO subordinated fee notes(8)(18), (maturity March 20, 2038) . . . . . . . .	07/17/2025	1,077,017	989,420
Rockford Tower CLO 2025-3, Ltd. CLO subordinated fee notes(8)(9)(11)(18), (maturity March 31, 2038). . . . .	05/11/2026	385,718	366,343
Sound Point CLO XXIII, Ltd. CLO subordinated Y fee notes(8)(11)(18), (maturity July 15, 2034) . . . . . .	05/09/2024	69,233	—
Sound Point CLO XXIX, Ltd. CLO subordinated Y fee notes(8)(18), (maturity April 25, 2034) . . . . . . .	08/09/2023	96,255	33,405
Sound Point CLO XXX, Ltd. CLO subordinated Y fee notes(8)(18), (maturity July 25, 2034) . . . . . . . .	08/03/2023	114,299	33,721
Sound Point CLO XXXIII, Ltd CLO subordinated Y fee notes(8)(18), (maturity April 25, 2035) . . . . . . .	06/01/2023	129,809	49,418
THL Credit Wind River 2017-1 CLO Ltd. CLO subordinated fee notes(8)(10)(18), (maturity April 18, 2036) . . . . . . .	02/02/2017	50,303	—
Tralee CLO IV, Ltd. CLO subordinated fee notes(8)(18), (maturity January 20, 2030) . . . . . . .	03/16/2018	—	—
Venture XXV CLO, Limited CLO subordinated fee notes(8)(10)(18), (maturity April 20, 2029) . . . . . . .	09/25/2020	—	—
Venture 42 CLO, Limited CLO subordinated Y fee notes(8)(18), (maturity April 15, 2034) . . . . . . .	03/15/2021	156,663	28,354
(Continued on next page)

2
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
COMPANY/INVESTMENT(1)(13)(14)
Collateralized Loan Obligation Fee Notes – Equity
Investments – Other CLO Equity Related Investments (continued)
Structured Finance – Equity Fee Note Investments (continued)
ACQUISITION
DATE(15)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS

Wind River 2021-2 CLO Ltd. CLO subordinated fee notes(8)(18), (maturity July 20, 2034) . . . . . . . . . .	05/14/2021	$290,724	$118,700
Wind River 2023-1 CLO Ltd. CLO subordinated fee notes(8)(18), (maturity July 25, 2038) . . . . . . . . . .	03/13/2023	1,647,588	3,832,913
Total Other CLO Equity Related Investments . . . . . . . . . . . . . . . . .		$20,719,521	$22,430,896	2.13%
Total Structured Finance – Equity Investments . . . . . . . . . . . . . . . .		$ 3,008,213,341	$ 1,675,194,770	159.18%
Total Collateralized Loan Obligation – Equity Investments . . . . . .		$ 3,008,213,341	$ 1,675,194,770	159.18%
Total Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$ 3,034,912,891	$ 1,681,746,470	159.80%
Cash Equivalents
First American Government Obligations Fund, Class Z Shares,

3.52%(12) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,943,047	$59,943,047	$59,943,047
Total Cash Equivalents . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$59,943,047	$59,943,047	5.70%
Total Investments and Cash Equivalents . . . . . . . . . . . . . . . . . . . . . .		$ 3,094,855,938	$ 1,741,689,517	165.50%
(1)We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
In general, under the 1940 Act, we would be presumed to “control” a portfolio company if we owned more than 25% of its voting securities and would be an “affiliate” of a portfolio company if we owned 5% or more of its voting securities.
(2)Fair value is determined in good faith by the Board of Directors of the Fund.
(3)Cost value reflects accretion of original issue discount or market discount. Investments on non-accrual status are not accruing original issue discount or market discount.
(4)Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5)Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)As of June 30, 2026, the investment includes interest income capitalized as additional investment principal (Payment-In-Kind interest or
“PIK”). The PIK interest rate for CLO debt positions represents the interest rate at payment date when PIK interest is received. Please refer to “Note 2. Summary of Significant Accounting Policies — Payment-In-Kind” in Oxford Lane Capital Corp.’s most recently filed
Form N-CSR for the year ended March 31, 2026.
(7)The CLO subordinated notes, preferred shares, preference shares, and income notes are considered equity positions in the CLO vehicle.
Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the CLO’s securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination.
Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(9)Investment has not made its inaugural distribution for relevant period end. Please refer to “Note 2. Summary of Significant Accounting
Policies — Investment Income” in Oxford Lane Capital Corp.’s most recently filed Form N-CSR for the year ended March 31, 2026.
(10)The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost. See “Note 2. Summary of Significant Accounting Policies — Securities Transactions” in Oxford Lane Capital Corp.’s most recently filed Form N-CSR for the year ended March 31, 2026.
(11)Investment is co-invested with the Fund’s affiliates. See “Note 4. Related Party Transactions” in Oxford Lane Capital Corp.’s most recently filed Form N-CSR for the year ended March 31, 2026.
(12)Represents cash equivalents held in a money market fund as of June 30, 2026.
(13)The fair value of the investment was determined using significant unobservable inputs. Please refer to “Note 3. Fair Value” in Oxford Lane
Capital Corp.’s most recently filed Form N-CSR for the year ended March 31, 2026.
(Continued on next page)

2
OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2026 (Unaudited)
(14)The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended (the
“Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the Securities
Act). Unless otherwise noted, all securities were acquired in transactions not subject to registration under the Securities Act.
(15)Acquisition date represents the initial date of purchase.
(16)This investment has an unfunded commitment as of June 30, 2026. Please refer to “Note 10. Commitments and Contingencies” in Oxford
Lane Capital Corp.’s most recently filed Form N-CSR for the year ended March 31, 2026.
(17)The principal balance outstanding for this debt investment, in whole or in part, is indexed to the 90-day Secured Overnight Financing Rate
(“SOFR”).
(18)Cost value reflects amortized cost.
(19)As of June 30, 2026, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.
(20)As of June 30, 2026, this investment is on non-accrual status.